Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Elements of Lease Costs

The elements of the lease costs were as follows:

	Year ended December 31,
	2025	2024
Operating lease expense:
Operating lease expense	$898,587	$857,093
Finance lease expense:
Amortization of lease assets	$104,145	$92,308
Interest on lease liabilities	47,126	48,857
Total finance lease cost	$151,271	$141,165

Short term lease expense	$396,077	$678,755
Variable lease expense	814,532	383,788
Total lease expense	$2,260,467	$2,060,801

Schedule of Lease Term and Discount Rate Information
	Year ended December 31,
Weighted-average remaining lease term (in years):	2025	2024
Operating leases	2.05	2.98
Finance leases	3.84	4.78
Weighted-average discount rate:
Operating leases	9.81%	11.50%
Finance leases	10.53%	10.64%

Schedule of Supplemental Cash Flow Information

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance lease (interest payments)	$47,126	$48,857
Operating cash flows from operating leases	$912,634	$850,676
Financing cash flows from finance lease	$91,058	$72,638
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$310,566	$1,243,375
Finance leases	$74,092	$-

Schedule of Future Maturities of Lease Liabilities

Future maturities of lease liabilities are as follows as of December 31, 2025:

	Operating Leases	Finance Lease
2026	$769,316	$138,184
2027	326,850	138,184
2028	105,554	111,460
2029	78,054	71,373
2030	-	32,199
Thereafter	-	-
Total future undiscounted lease payments	1,279,774	491,400
Imputed interest	(123,994)	(88,033)
Present value of lease payments	1,155,780	403,367
Current portion	688,711	100,699
Long-term portion of lease payments	$467,069	$302,668